Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions
As at September 30, 2019, the Company was committed to the following interest rate swap agreements:

	Interest Rate	Notional Amount	Fair Value / Carrying Amount of Asset	Fair Value /Carrying Amount of Liability	Remaining Term	Fixed Interest Rate
	Index	$	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	57,852	167	—	1.3	1.46
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	383	49	1.3	1.55
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	365	—	1.3	1.16

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of September 30, 2019, ranged from 0.30% to 3.50%.

(2)	Notional amount reduces quarterly.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accounts receivable (Accrued liabilities)	Current portion of derivative liabilities	Derivative liabilities
	$	$	$	$
As at September 30, 2019
Interest rate swap agreements	833	82	365	—	(49)
Forward freight agreements	1,045	—	—	—	—
	1,878	82	365	—	(49)

As at December 31, 2018
Interest rate swap agreements	2,905	2,973	422	—	—
Forward freight agreements	—	—	(3)	(57)	—
	2,905	2,973	419	(57)	—

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized gains (losses) relating to the interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of loss as follows:

	Three Months Ended			Three Months Ended
	September 30, 2019			September 30, 2018
	Realized gains	Unrealized (losses) gains	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	613	(541)	72	711	13	724
Forward freight agreements	435	946	1,381	(119)	(9)	(128)
	1,048	405	1,453	592	4	596

	Nine Months Ended			Nine Months Ended
	September 30, 2019			September 30, 2018
	Realized gains	Unrealized (losses) gains	Total	Realized gains (losses)	Unrealized gains	Total
	$	$	$	$	$	$
Interest rate swap agreements	2,395	(5,010)	(2,615)	1,575	3,262	4,837
Forward freight agreements	393	1,050	1,443	(137)	25	(112)
	2,788	(3,960)	(1,172)	1,438	3,287	4,725